Principles of Consolidation, Investments in Subsidiaries and Unrealized Acquisition - Summary Of Consolidated Financial Statements Of direct and Indirect Subsidiaries (Detail)	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
IPP [member]
Summary of subsidiaries [line items]
Subsidiary	Ipiranga Produtos de Petróleo S.A.	Ipiranga Produtos de Petróleo S.A.	Ipiranga Produtos de Petróleo S.A.
Location	Brazil	Brazil	Brazil
Segment	Ipiranga	Ipiranga	Ipiranga
Direct control	100.00%	100.00%	100.00%
am/pm Comestveis Ltda [member]
Summary of subsidiaries [line items]
Subsidiary	am/pm Comestíveis Ltda.	am/pm Comestíveis Ltda.	am/pm Comestíveis Ltda.
Location	Brazil	Brazil	Brazil
Segment	Ipiranga	Ipiranga	Ipiranga
Indirect control	100.00%	100.00%	100.00%
Centro de Convenincias Millennium Ltda [member]
Summary of subsidiaries [line items]
Subsidiary	Centro de Conveniências Millennium Ltda.	Centro de Conveniências Millennium Ltda.	Centro de Conveniências Millennium Ltda.
Location	Brazil	Brazil	Brazil
Segment	Ipiranga	Ipiranga	Ipiranga
Indirect control	100.00%	100.00%	100.00%
Icorban Correspondente Bancrio Ltda [member]
Summary of subsidiaries [line items]
Subsidiary	Icorban—Correspondente Bancário Ltda.	Icorban—Correspondente Bancário Ltda.	Icorban—Correspondente Bancário Ltda.
Location	Brazil	Brazil	Brazil
Segment	Ipiranga	Ipiranga	Ipiranga
Indirect control	100.00%	100.00%	100.00%
Ipiranga Trading Limited [member]
Summary of subsidiaries [line items]
Subsidiary	Ipiranga Trading Limited	Ipiranga Trading Limited	Ipiranga Trading Limited
Location	Virgin Islands	Virgin Islands	Virgin Islands
Segment	Ipiranga	Ipiranga	Ipiranga
Indirect control	100.00%	100.00%	100.00%
Tropical Transportes Ipiranga Ltda [member]
Summary of subsidiaries [line items]
Subsidiary	Tropical Transportes Ipiranga Ltda.	Tropical Transportes Ipiranga Ltda.	Tropical Transportes Ipiranga Ltda.
Location	Brazil	Brazil	Brazil
Segment	Ipiranga	Ipiranga	Ipiranga
Indirect control	100.00%	100.00%	100.00%
Ipiranga Imobiliria Ltda [member]
Summary of subsidiaries [line items]
Subsidiary	Ipiranga Imobiliária Ltda.	Ipiranga Imobiliária Ltda.	Ipiranga Imobiliária Ltda.
Location	Brazil	Brazil	Brazil
Segment	Ipiranga	Ipiranga	Ipiranga
Indirect control	100.00%	100.00%	100.00%
Ipiranga Logstica Ltda [member]
Summary of subsidiaries [line items]
Subsidiary	Ipiranga Logística Ltda.	Ipiranga Logística Ltda.	Ipiranga Logística Ltda.
Location	Brazil	Brazil	Brazil
Segment	Ipiranga	Ipiranga	Ipiranga
Indirect control	100.00%	100.00%	100.00%
Oil Trading Importadora e Exportadora Ltda [member]
Summary of subsidiaries [line items]
Subsidiary	Oil Trading Importadora e Exportadora Ltda.	Oil Trading Importadora e Exportadora Ltda.	Oil Trading Importadora e Exportadora Ltda.
Location	Brazil	Brazil	Brazil
Segment	Ipiranga	Ipiranga	Ipiranga
Indirect control	100.00%	100.00%	100.00%
Iconic Lubrificantes S.A [member]
Summary of subsidiaries [line items]
Subsidiary	Iconic Lubrificantes S.A.	Iconic Lubrificantes S.A.	Iconic Lubrificantes S.A. (see Note 3.c)
Location	Brazil	Brazil	Brazil
Segment	Ipiranga	Ipiranga	Ipiranga
Indirect control		56.00%
Ipiranga Lubrificantes S A [member]
Summary of subsidiaries [line items]
Subsidiary	Ipiranga Lubrificantes S.A.	Ipiranga Lubrificantes S.A.	Ipiranga Lubrificantes S.A. (see Note 3.c)
Location	Brazil	Brazil	Brazil
Segment	Ipiranga	Ipiranga	Ipiranga
Indirect control	100.00%	100.00%	100.00%
Integra Frotas Ltda [member]
Summary of subsidiaries [line items]
Subsidiary	Integra Frotas Ltda.	Integra Frotas Ltda.	Integra Frotas Ltda.
Location	Brazil	Brazil	Brazil
Segment	Ipiranga	Ipiranga	Ipiranga
Indirect control	100.00%	100.00%	100.00%
Companhia Ultragaz S A [member]
Summary of subsidiaries [line items]
Subsidiary	Companhia Ultragaz S.A.	Companhia Ultragaz S.A.	Companhia Ultragaz S.A.
Location	Brazil	Brazil	Brazil
Segment	Ultragaz	Ultragaz	Ultragaz
Indirect control	99.00%	99.00%	99.00%
Ultragaz Comercial Ltda [member]
Summary of subsidiaries [line items]
Subsidiary	Ultragaz Comercial Ltda.	Ultragaz Comercial Ltda.	Ultragaz Comercial Ltda.
Location	Brazil	Brazil	Brazil
Segment	Ultragaz	Ultragaz	Ultragaz
Indirect control	100.00%	100.00%	100.00%
Bahiana Distribuidora De Gas Ltda [member]
Summary of subsidiaries [line items]
Subsidiary	Bahiana Distribuidora de Gás Ltda.	Bahiana Distribuidora de Gás Ltda.	Bahiana Distribuidora de Gás Ltda.
Location	Brazil	Brazil	Brazil
Segment	Ultragaz	Ultragaz	Ultragaz
Indirect control	100.00%	100.00%	100.00%
Utingas Armazenadora S.A. [member]
Summary of subsidiaries [line items]
Subsidiary	Utingás Armazenadora S.A.	Utingás Armazenadora S.A.	Utingás Armazenadora S.A.
Location	Brazil	Brazil	Brazil
Segment	Ultragaz	Ultragaz	Ultragaz
Indirect control	57.00%	57.00%	57.00%
L p g international inc [member]
Summary of subsidiaries [line items]
Subsidiary	LPG International Inc.	LPG International Inc.	LPG International Inc.
Location	Cayman Islands	Cayman Islands	Cayman Islands
Segment	Ultragaz	Ultragaz	Ultragaz
Indirect control	100.00%	100.00%	100.00%
Imaven Imoveis Ltda [member]
Summary of subsidiaries [line items]
Subsidiary	Imaven Imóveis Ltda.	Imaven Imóveis Ltda.	Imaven Imóveis Ltda.
Location	Brazil	Brazil	Brazil
Segment	Others	Others	Others
Indirect control	100.00%	100.00%	100.00%
Imifarma Produtos Farmaceuticos e Cosmeticos S A [member]
Summary of subsidiaries [line items]
Subsidiary	Imifarma Produtos Farmacêuticos e Cosméticos S.A.	Imifarma Produtos Farmacêuticos e Cosméticos S.A.	Imifarma Produtos Farmacêuticos e Cosméticos S.A.
Location	Brazil	Brazil	Brazil
Segment	Extrafarma	Extrafarma	Extrafarma
Indirect control	100.00%	100.00%	100.00%
Oxiteno S. A. Industria e Comercio [member]
Summary of subsidiaries [line items]
Subsidiary	Oxiteno S.A. Indústria e Comércio	Oxiteno S.A. Indústria e Comércio	Oxiteno S.A. Indústria e Comércio
Location	Brazil	Brazil	Brazil
Segment	Oxiteno	Oxiteno	Oxiteno
Direct control	100.00%	100.00%	100.00%
Oxiteno Nordeste SAIndustriae Comércio [member]
Summary of subsidiaries [line items]
Subsidiary	Oxiteno Nordeste S.A. Indústria e Comércio	Oxiteno Nordeste S.A. Indústria e Comércio	Oxiteno Nordeste S.A. Indústria e Comércio
Location	Brazil	Brazil	Brazil
Segment	Oxiteno	Oxiteno	Oxiteno
Indirect control	99.00%	99.00%	99.00%
Oxiteno Argentina Sociedad de Responsabilidad Ltda [member]
Summary of subsidiaries [line items]
Subsidiary	Oxiteno Argentina Sociedad de Responsabilidad Ltda.	Oxiteno Argentina Sociedad de Responsabilidad Ltda.	Oxiteno Argentina Sociedad de Responsabilidad Ltda.
Location	Argentina	Argentina	Argentina
Segment	Oxiteno	Oxiteno	Oxiteno
Indirect control	100.00%	100.00%	100.00%
Oleoquímica Industriae Comércio De Produtos Químicos Ltda [member]
Summary of subsidiaries [line items]
Subsidiary	Oleoquímica Indústria e Comércio de Produtos Químicos Ltda.	Oleoquímica Indústria e Comércio de Produtos Químicos Ltda.	Oleoquímica Indústria e Comércio de Produtos Químicos Ltda.
Location	Brazil	Brazil	Brazil
Segment	Oxiteno	Oxiteno	Oxiteno
Indirect control	100.00%	100.00%	100.00%
Oxiteno Uruguay SA [member]
Summary of subsidiaries [line items]
Subsidiary	Oxiteno Uruguay S.A	Oxiteno Uruguay S.A	Oxiteno Uruguay S.A.
Location	Uruguay	Uruguay	Uruguay
Segment	Oxiteno	Oxiteno	Oxiteno
Indirect control	100.00%	100.00%	100.00%
Oxiteno México SA de CV [member]
Summary of subsidiaries [line items]
Subsidiary	Oxiteno México S.A. de C.V.	Oxiteno México S.A. de C.V.	Oxiteno México S.A. de C.V.
Location	Mexico	Mexico	Mexico
Segment	Oxiteno	Oxiteno	Oxiteno
Indirect control	100.00%	100.00%	100.00%
Oxiteno Servicios Corporativos SA de CV [member]
Summary of subsidiaries [line items]
Subsidiary	Oxiteno Servicios Corporativos S.A. de C.V.	Oxiteno Servicios Corporativos S.A. de C.V.	Oxiteno Servicios Corporativos S.A. de C.V.
Location	Mexico	Mexico	Mexico
Segment	Oxiteno	Oxiteno	Oxiteno
Indirect control	100.00%	100.00%	100.00%
Oxiteno Servicios Industriales de CV [member]
Summary of subsidiaries [line items]
Subsidiary	Oxiteno Servicios Industriales S.A. de C.V.	Oxiteno Servicios Industriales S.A. de C.V.	Oxiteno Servicios Industriales S.A. de C.V.
Location	Mexico	Mexico	Mexico
Segment	Oxiteno	Oxiteno	Oxiteno
Indirect control	100.00%	100.00%	100.00%
Oxiteno USA LLC [member]
Summary of subsidiaries [line items]
Subsidiary	Oxiteno USA LLC	Oxiteno USA LLC	Oxiteno USA LLC
Location	United States	United States	United States
Segment	Oxiteno	Oxiteno	Oxiteno
Indirect control	100.00%	100.00%	100.00%
Global petroleum products trading corporation [member]
Summary of subsidiaries [line items]
Subsidiary	Global Petroleum Products Trading Corp.	Global Petroleum Products Trading Corp.	Global Petroleum Products Trading Corp.
Location	Virgin Islands	Virgin Islands	Virgin Islands
Segment	Oxiteno	Oxiteno	Oxiteno
Indirect control	100.00%	100.00%	100.00%
Oxiteno Andina, CA [member]
Summary of subsidiaries [line items]
Subsidiary	Oxiteno Andina, C.A.	Oxiteno Andina, C.A.	Oxiteno Andina, C.A.
Location	Venezuela	Venezuela	Venezuela
Segment	Oxiteno	Oxiteno	Oxiteno
Indirect control	100.00%	100.00%	100.00%
Oxiteno Europe SPRL [member]
Summary of subsidiaries [line items]
Subsidiary	Oxiteno Europe SPRL	Oxiteno Europe SPRL	Oxiteno Europe SPRL
Location	Belgium	Belgium	Belgium
Segment	Oxiteno	Oxiteno	Oxiteno
Indirect control	100.00%	100.00%	100.00%
Oxiteno Colombia S A S [member]
Summary of subsidiaries [line items]
Subsidiary	Oxiteno Colombia S.A.S	Oxiteno Colombia S.A.S	Oxiteno Colombia S.A.S
Location	Colombia	Colombia	Colombia
Segment	Oxiteno	Oxiteno	Oxiteno
Indirect control	100.00%	100.00%	100.00%
Oxiteno Shanghai LTD [member]
Summary of subsidiaries [line items]
Subsidiary	Oxiteno Shanghai LTD.	Oxiteno Shanghai LTD.	Oxiteno Shanghai LTD.
Location	China	China	China
Segment	Oxiteno	Oxiteno	Oxiteno
Indirect control	100.00%	100.00%	100.00%
Empresa Carioca de Produtos Quimicos S A [member]
Summary of subsidiaries [line items]
Subsidiary	Empresa Carioca de Produtos Químicos S.A.	Empresa Carioca de Produtos Químicos S.A.	Empresa Carioca de Produtos Químicos S.A.
Location	Brazil	Brazil	Brazil
Segment	Oxiteno	Oxiteno	Oxiteno
Indirect control	100.00%	100.00%	100.00%
Ultracargo Operacoes Logisticas e Participacoes Ltda [member]
Summary of subsidiaries [line items]
Subsidiary	Ultracargo—Operações Logísticas e Participações Ltda.	Ultracargo—Operações Logísticas e Participações Ltda.	Ultracargo—Operações Logísticas e Participações Ltda.
Location	Brazil	Brazil	Brazil
Segment	Ultracargo	Ultracargo	Ultracargo
Direct control	100.00%	100.00%	100.00%
Terminal Quimico De Aratu SATequimar [member]
Summary of subsidiaries [line items]
Subsidiary	Terminal Químico de Aratu S.A. – Tequimar	Terminal Químico de Aratu S.A. – Tequimar	Terminal Químico de Aratu S.A. – Tequimar
Location	Brazil	Brazil	Brazil
Segment	Ultracargo	Ultracargo	Ultracargo
Indirect control	99.00%	99.00%	99.00%
TEAS Terminal Exportador de Alcool de Santos Ltda. [member]
Summary of subsidiaries [line items]
Subsidiary	TEAS – Terminal Exportador de Álcool de Santos Ltda. (see Note 3.d)	TEAS – Terminal Exportador de Álcool de Santos Ltda. (see Note 3.d)	TEAS – Terminal Exportador de Álcool de Santos Ltda. (see Note 3.d)
Location	Brazil	Brazil	Brazil
Segment	Ultracargo	Ultracargo	Ultracargo
Indirect control	100.00%
Ultrapar international sa [member]
Summary of subsidiaries [line items]
Subsidiary	Ultrapar International S.A.	Ultrapar International S.A.	Ultrapar International S.A
Location	Luxembourg	Luxembourg	Luxembourg
Segment	Others	Others	Others
Direct control	100.00%	100.00%	100.00%
SERMA Ass dos usuarios equip proc de dados [member]
Summary of subsidiaries [line items]
Subsidiary	SERMA—Ass. dos usuários equip. proc. de dados	SERMA—Ass. dos usuários equip. proc. de dados	SERMA—Ass. dos usuários equip. proc. de dados
Location	Brazil	Brazil	Brazil
Segment	Others	Others	Others
Indirect control	100.00%	100.00%	100.00%